Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 29, 2019
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 29, 2019
Document Effective Date	Nov. 29, 2019
Prospectus Date	Nov. 29, 2019
Emerald Select trueLiberty Income Fund | Class A
Prospectus [Line Items]
Trading Symbol	ESTAX
Emerald Select trueLiberty Income Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	ESTCX